Schedule of Investments (unaudited) August 31, 2020	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
BAE Systems PLC	841,197	$5,839,679
Raytheon Technologies Corp.	33,990	2,073,390

		7,913,069

Air Freight & Logistics — 0.6%
FedEx Corp.	8,320	1,829,069

Automobiles — 1.9%
General Motors Co.	202,793	6,008,757

Banks — 5.5%
Comerica, Inc.	50,510	1,996,660
PNC Financial Services Group, Inc.	14,410	1,602,392
Truist Financial Corp.	53,590	2,079,828
US Bancorp	108,900	3,963,960
Wells Fargo & Co.	325,012	7,849,040

		17,491,880

Beverages — 1.1%
Coca-Cola Co.	71,860	3,559,226

Biotechnology — 1.3%
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $1,815,300)(a)(b)(c)	31,555,035	4,222,695

Capital Markets — 2.7%
Apollo Global Management, Inc.	37,790	1,771,217
Blackstone Group, Inc., Class A	21,340	1,129,953
CME Group, Inc.	12,820	2,254,654
Morgan Stanley	45,265	2,365,549
Northern Trust Corp.	13,100	1,072,759

		8,594,132

Chemicals — 1.3%
Corteva, Inc.	140,268	4,004,651

Communications Equipment — 1.1%
Cisco Systems, Inc.	86,148	3,637,168

Diversified Financial Services — 0.9%
Equitable Holdings, Inc.	139,163	2,948,864

Diversified Telecommunication Services — 5.4%
AT&T Inc.	37,380	1,114,298
BCE, Inc.	36,912	1,587,585
Verizon Communications, Inc.	248,643	14,737,070

		17,438,953

Electric Utilities — 2.3%
Edison International	64,286	3,373,729
PPL Corp.	148,430	4,101,121

		7,474,850

Food Products — 2.2%
Conagra Brands, Inc.	26,698	1,024,135
Danone SA	32,310	2,124,588
Kraft Heinz Co.	111,159	3,895,012

		7,043,735

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	59,911	6,438,635

Health Care Providers & Services — 3.6%
Anthem, Inc.	14,556	4,097,805
Cardinal Health, Inc.	15,730	798,455
CVS Health Corp.	90,023	5,592,229
UnitedHealth Group, Inc.	3,580	1,118,929

		11,607,418

Security	Shares	Value

Household Durables — 0.9%
Newell Brands, Inc.	187,827	$3,001,475

Household Products — 0.7%
Kimberly-Clark Corp.	14,732	2,324,120

Industrial Conglomerates — 1.4%
Siemens AG, Registered Shares	32,156	4,455,701

Insurance — 6.5%
American International Group, Inc.	171,073	4,985,067
Arthur J. Gallagher & Co.	32,495	3,421,724
CNA Financial Corp.	43,408	1,396,435
Fidelity National Financial, Inc.	102,712	3,372,035
MetLife, Inc.	73,954	2,844,271
Prudential Financial, Inc.	41,512	2,813,268
Swiss Re AG	25,875	2,083,105

		20,915,905

IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	57,630	3,853,142
International Business Machines Corp.	18,324	2,259,532

		6,112,674

Machinery — 0.3%
Stanley Black & Decker, Inc.	4,790	772,627

Multi-Utilities — 1.8%
Consolidated Edison, Inc.	30,190	2,153,755
Public Service Enterprise Group, Inc.	71,280	3,723,667

		5,877,422

Oil, Gas & Consumable Fuels — 6.2%
BP PLC	1,201,439	4,191,573
ConocoPhillips	66,872	2,533,780
Kinder Morgan, Inc.	216,380	2,990,371
Marathon Petroleum Corp.	162,734	5,770,548
Williams Cos., Inc.	211,230	4,385,135

		19,871,407

Personal Products — 1.7%
Unilever NV, NY Shares	93,987	5,451,246

Pharmaceuticals — 7.9%
AstraZeneca PLC	17,164	1,905,216
Bayer AG, Registered Shares	102,891	6,843,468
Bristol-Myers Squibb Co.	39,217	2,439,297
Johnson & Johnson	15,665	2,403,168
Pfizer, Inc.	140,567	5,312,027
Sanofi	64,083	6,490,864

		25,394,040

Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	18,010	1,109,416
NXP Semiconductors NV	9,210	1,158,250

		2,267,666

Software — 0.4%
Open Text Corp.	27,000	1,225,260

Technology Hardware, Storage & Peripherals — 1.7%
Samsung Electronics Co. Ltd., GDR	4,487	5,396,783

Tobacco — 2.4%
Altria Group, Inc.	116,970	5,116,268
British American Tobacco PLC	80,130	2,700,795

		7,817,063

1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Wireless Telecommunication Services — 1.2%
China Mobile Ltd., ADR		107,684	$3,772,170

Total Common Stocks — 70.1% (Cost: $216,221,228)			224,868,661

		Par (000)

Equity-Linked Notes

Aerospace & Defense — 1.1%
JP Morgan Securities LLC (BAE Systems PLC) 11.60% 10/12/20	GBP	365,800	2,551,814
JP Morgan Securities LLC (Raytheon Technologies Corp.) 21.63% 10/01/20	USD	14,600	896,526

			3,448,340

Air Freight & Logistics — 0.8%
BMO Capital Markets Corp. (United Parcel Service, Inc.) 21.02% 09/04/20		16,100	1,955,744
BOFA Securities, Inc. (FedEx Corp.) 21.38% 09/08/20		3,600	652,831

			2,608,575

Automobiles — 0.3%
BOFA Securities, Inc. (General Motors Co.) 20.29% 09/08/20		33,800	979,114

Banks — 1.9%
Barclays Capital, Inc. (PNC Financial Services Group, Inc.) 21.18% 10/08/20		6,200	686,890
JP Morgan Securities LLC (Regions Financial Corp.) 22.65% 09/04/20		48,800	565,198
RBC Capital Markets LLC (Comerica, Inc.) 24.99% 10/15/20		21,700	852,651
RBC Capital Markets LLC (Truist Financial Corp.) 24.76% 09/11/20		32,600	1,263,992
RBC Capital Markets LLC (US Bancorp) 20.64% 10/22/20(a)		46,900	1,699,187
TD Securities, Inc. (Wells Fargo & Co.) 21.83% 09/25/20		46,800	1,144,039

			6,211,957

Beverages — 0.4%
BOFA Securities, Inc. (Coca-Cola Co.) 16.74% 09/11/20		24,100	1,174,519

Capital Markets — 1.6%
Barclays Capital, Inc. (CME Group, Inc.) 16.70% 10/08/20(a)		10,600	1,837,032
BOFA Securities, Inc. (Northern Trust Corp.) 18.43% 09/08/20		5,700	466,596
RBC Capital Markets LLC (Apollo Global Management, Inc.) 20.89% 10/22/20(a)		31,100	1,448,638
RBC Capital Markets LLC (Blackstone Group, Inc.) 21.07% 10/22/20(a)		9,100	484,029
TD Securities, Inc. (Morgan Stanley) 22.82% 10/15/20		19,400	1,002,582

			5,238,877

Chemicals — 0.5%
Barclays Capital, Inc. (Corteva, Inc.) 20.97% 10/08/20		61,800	1,703,342

Communications Equipment — 0.5%
RBC Capital Markets LLC (Cisco Systems, Inc.) 17.79% 10/15/20		37,100	1,556,529

Diversified Financial Services — 0.2%
RBC Capital Markets LLC (Equitable Holdings, Inc.) 21.50% 09/25/20		25,100	530,121

Security		Par (000)	Value

Diversified Telecommunication Services — 2.5%
BOFA Securities, Inc. (BCE, Inc.) 18.54% 09/11/20	USD	32,700	$1,389,525
JP Morgan Securities LLC (AT&T Inc.) 9.57% 10/01/20		16,100	480,423
TD Securities, Inc. (Verizon Communications, Inc.) 14.72% 10/15/20		105,800	6,227,421

			8,097,369

Electric Utilities — 1.0%
CIBC World Markets Corp. (Edison International) 24.78% 10/15/20		28,500	1,490,640
JP Morgan Securities LLC (PPL Corp.) 22.30% 09/04/20		65,200	1,769,853

			3,260,493

Food Products — 0.7%
RBC Capital Markets LLC (Conagra Brands, Inc.) 22.61% 10/01/20		11,500	436,301
SG Americas Securities LLC (Kraft Heinz Co.) 21.94% 10/22/20(a)		47,900	1,653,508

			2,089,809

Health Care Equipment & Supplies — 0.6%
BOFA Securities, Inc. (Medtronic PLC) 24.54% 09/11/20		19,200	1,904,497

Health Care Providers & Services — 0.7%
BNP Paribas Securities Corporation (UnitedHealth Group, Inc.) 19.55% 10/08/20		1,500	469,061
JP Morgan Securities LLC (Anthem, Inc.) 22.22% 09/08/20		2,600	727,180
JP Morgan Securities LLC (CVS Health Corp.) 15.18% 10/01/20		16,100	1,009,060

			2,205,301

Household Durables — 0.8%
BOFA Securities, Inc. (Newell Brands, Inc.) 25.77% 09/25/20		155,300	2,480,170

Household Products — 0.6%
TD Securities, Inc. (Kimberly-Clark Corp.) 18.90% 09/25/20		12,300	1,892,111

Industrial Conglomerates — 0.6%
Societe Generale (Siemens AG) 16.06% 10/12/20	EUR	13,900	1,923,215

Insurance — 3.6%
BOFA Securities, Inc. (CNA Financial Corp.) 23.62% 09/25/20	USD	36,300	1,161,877
Credit Suisse Securities (USA) LLC (Arthur J. Gallagher & Co.) 18.75% 09/04/20		14,400	1,464,132
Credit Suisse Securities (USA) LLC (Fidelity National Financial, Inc.) 18.80% 09/11/20		45,300	1,484,166
Credit Suisse Securities (USA) LLC (Prudential Financial, Inc.) 24.35% 09/04/20		35,100	2,365,129
Credit Suisse Securities (USA) LLC (Swiss Re AG) 17.05% 09/18/20	CHF	21,800	1,745,541
RBC Capital Markets LLC (American International Group, Inc.) 20.38% 10/22/20(a)	USD	73,800	2,143,152
TD Securities (USA) LLC (MetLife, Inc.) 23.05% 10/08/20		32,800	1,276,238

			11,640,235

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 1.1%
Barclays Capital, Inc. (Cognizant Technology Solutions Corp.) 20.74% 10/08/20	USD	25,000	$1,668,664
RBC Capital Markets LLC (International Business Machines Corp.) 23.07% 09/11/20		15,400	1,907,631

			3,576,295

Machinery — 0.1%
JP Morgan Securities LLC (Stanley Black & Decker, Inc.) 24.99% 10/08/20		2,000	323,282

Multi-Utilities — 0.8%
Credit Suisse Securities (USA) LLC (Public Service Enterprise Group, Inc.) 18.90% 09/11/20		31,400	1,623,160
JP Morgan Securities LLC (Consolidated Edison, Inc.) 21.14% 10/01/20		13,100	946,950

			2,570,110

Oil, Gas & Consumable Fuels — 2.5%
Barclays Capital, Inc. (ConocoPhillips) 19.94% 10/08/20		29,600	1,133,904
HSBC Securities (USA), Inc. (BP PLC) 15.10% 10/12/20	GBP	522,400	1,866,280
SG Americas Securities LLC (Williams Cos., Inc.) 21.63% 10/22/20(a)	USD	173,900	3,544,082
TD Securities, Inc. (Kinder Morgan, Inc.) 23.12% 09/25/20		39,000	545,423
TD Securities, Inc. (Marathon Petroleum Corp.) 22.43% 09/25/20		21,500	773,832

			7,863,521

Personal Products — 0.7%
BOFA Securities, Inc. (Unilever NV) 18.37% 09/25/20		15,300	882,138
CIBC World Markets Corp. (Unilever NV) 16.47% 09/04/20		27,000	1,519,385

			2,401,523

Pharmaceuticals — 2.5%
Credit Suisse Securities (USA) LLC (Sanofi) 11.70% 09/18/20	EUR	14,400	1,458,467
RBC Capital Markets LLC (Johnson & Johnson) 12.70% 09/11/20	USD	6,800	1,042,675
Societe Generale (AstraZeneca PLC) 19.30% 10/12/20	GBP	7,400	829,565
Societe Generale (Bayer AG) 20.88% 09/18/20	EUR	14,300	957,145
TD Securities (USA) LLC (Bristol-Myers Squibb Co.) 19.28% 10/01/20	USD	17,350	1,071,451
TD Securities, Inc. (Pfizer, Inc.) 16.64% 10/15/20		73,300	2,764,280

			8,123,583

Semiconductors & Semiconductor Equipment — 0.3%
BOFA Securities, Inc. (Applied Materials, Inc.) 22.84% 09/25/20		7,800	477,896
SG Americas Securities LLC (NXP Semiconductors NV) 20.39% 10/01/20		3,900	482,641

			960,537

Security		Par (000)	Value

Software — 0.1%
SG Americas Securities LLC (Open Text Corp.) 20.88% 10/01/20	USD	8,600	$391,357

Technology Hardware, Storage & Peripherals — 0.8%
Societe Generale (Samsung Electronics Co. Ltd.) 17.11% 09/18/20		2,100	2,422,873

Tobacco — 1.1%
BOFA Securities, Inc. (Altria Group, Inc.) 17.43% 09/08/20		51,600	2,221,329
Credit Suisse Securities (USA) LLC (British American Tobacco PLC) 18.15% 09/18/20	GBP	35,300	1,194,660

			3,415,989

Total Equity-Linked Notes — 28.4% (Cost: $90,801,204)			90,993,644

		Shares

Preferred Securities

Preferred Stocks — 1.2%

Software — 1.2%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $4,300,011)(a)(b)(c)		701,470	3,752,865

Total Preferred Securities — 1.2% (Cost: $4,300,011)			3,752,865

Total Long-Term Investments — 99.7% (Cost: $311,322,443)			319,615,170

Short-Term Securities(d)(e)

Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%		11,764,241	11,764,241

Total Short-Term Securities — 3.7% (Cost: $11,764,241)			11,764,241

Total Investments — 103.4% (Cost: $323,086,684)			331,379,411

Liabilities in Excess of Other Assets — (3.4)%			(10,781,765)

Net Assets — 100.0%			$320,597,646

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,975,560, representing 2.5% of its net assets as of period end, and an original cost of $6,115,311.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock High Equity Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$529,567	$11,234,674	(a)	$—		$—	$—	$11,764,241	11,764,241	$1,080		$—
SL Liquidity Series, LLC, Money Market Series(b)	939,602	—		(939,474	)(a)	(13)	(115)	—	—	1,381	(c)	—

						$(13)	$(115)	$11,764,241		$2,461		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,073,390	$5,839,679	$—	$7,913,069
Air Freight & Logistics	1,829,069	—	—	1,829,069
Automobiles	6,008,757	—	—	6,008,757
Banks	17,491,880	—	—	17,491,880
Beverages	3,559,226	—	—	3,559,226
Biotechnology	—	—	4,222,695	4,222,695
Capital Markets	8,594,132	—	—	8,594,132
Chemicals	4,004,651	—	—	4,004,651
Communications Equipment	3,637,168	—	—	3,637,168
Diversified Financial Services	2,948,864	—	—	2,948,864
Diversified Telecommunication Services	17,438,953	—	—	17,438,953

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock High Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electric Utilities	$7,474,850	$—	$—	$7,474,850
Food Products	4,919,147	2,124,588	—	7,043,735
Health Care Equipment & Supplies	6,438,635	—	—	6,438,635
Health Care Providers & Services	11,607,418	—	—	11,607,418
Household Durables	3,001,475	—	—	3,001,475
Household Products	2,324,120	—	—	2,324,120
Industrial Conglomerates	—	4,455,701	—	4,455,701
Insurance	18,832,800	2,083,105	—	20,915,905
IT Services	6,112,674	—	—	6,112,674
Machinery	772,627	—	—	772,627
Multi-Utilities	5,877,422	—	—	5,877,422
Oil, Gas & Consumable Fuels	15,679,834	4,191,573	—	19,871,407
Personal Products	5,451,246	—	—	5,451,246
Pharmaceuticals	10,154,492	15,239,548	—	25,394,040
Semiconductors & Semiconductor Equipment	2,267,666	—	—	2,267,666
Software	1,225,260	—	—	1,225,260
Technology Hardware, Storage & Peripherals	—	5,396,783	—	5,396,783
Tobacco	5,116,268	2,700,795	—	7,817,063
Wireless Telecommunication Services	3,772,170	—	—	3,772,170
Equity-Linked Notes	—	78,184,016	12,809,628	90,993,644
Preferred Securities	—	—	3,752,865	3,752,865
Short-Term Securities
Money Market Funds	11,764,241	—	—	11,764,241

	$190,378,435	$120,215,788	$20,785,188	$331,379,411

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Equity Linked Notes	Total
Assets
Opening Balance, as of May 31, 2020	$4,152,327	$4,566,570	$—	$8,718,897
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Other	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	70,368	(813,705)	(134,395)	(877,732)
Purchases	—	—	12,944,023	12,944,023
Sales	—	—	—	—

Closing Balance, as of August 31, 2020	$4,222,695	$3,752,865	$12,809,628	$20,785,188

Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2020(a)	$70,368	$(813,705)	$(134,395)	$(877,732)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2020, is generally due to investments no longer held or categorized as Level 3 at period end.

5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock High Equity Income Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $12,809,628. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets
Common Stocks	$4,222,695	Income	Discount Rate	2%
Preferred Stocks	3,752,865	Market	Recent Transactions	—

	$7,975,560

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

6